Revenue disaggregation and segmental analysis	12 Months Ended
Mar. 31, 2023
Revenue disaggregation and segmental analysis
Revenue disaggregation and segmental analysis

2. Revenue disaggregation and segmental analysis

The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.

Accounting policies

Revenue

When the Group enters into an agreement with a customer, goods and services deliverable under the contract are identified as separate performance obligations (‘obligations’) to the extent that the customer can benefit from the goods or services on their own and that the separate goods and services are considered distinct from other goods and services in the agreement. Where individual goods and services do not meet the criteria to be identified as separate obligations they are aggregated with other goods and/or services in the agreement until a separate obligation is identified. The obligations identified will depend on the nature of individual customer contracts, but might typically be separately identified for mobile handsets, other equipment such as set-top boxes and routers provided to customers and services provided to customers such as mobile and fixed line communication services. Where goods and services have a functional dependency (for example, a fixed line router can only be used with the Group’s services) this does not, in isolation, prevent those goods or services from being assessed as separate obligations. Activities relating to connecting customers to the Group’s network for the future provision of services are not considered to meet the criteria to be recognised as obligations except to the extent that the control of related equipment passes to customers.

The Group determines the transaction price to which it expects to be entitled in return for providing the promised obligations to the customer based on the committed contractual amounts, net of sales taxes and discounts. Where indirect channel dealers, such as retailers, acquire customer contracts on behalf of the Group and receive commission, any commissions that the dealer is compelled to use to fund discounts or other incentives to the customer are treated as payments to the customer when determining the transaction price and consequently are not included in contract acquisition costs.

The transaction price is allocated between the identified obligations according to the relative standalone selling prices of the obligations. The standalone selling price of each obligation deliverable in the contract is determined according to the prices that the Group would achieve by selling the same goods and/or services included in the obligation to a similar customer on a standalone basis; where standalone selling prices are not directly observable, estimation techniques are used maximising the use of external inputs. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details. Revenue is recognised when the respective obligations in the contract are delivered to the customer and cash collection is considered probable. Revenue for the provision of services, such as mobile airtime and fixed line broadband, is recognised when the Group provides the related service during the agreed service period.

Revenue for device sales to end customers is generally recognised when the device is delivered to the end customer. For device sales made to intermediaries such as indirect channel dealers, revenue is recognised if control of the device has transferred to the intermediary and the intermediary has no right to return the device to receive a refund; otherwise revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

Where refunds are issued to customers they are deducted from revenue in the relevant service period.

When the Group has control of goods or services prior to delivery to a customer, then the Group is the principal in the sale to the customer. As a principal, receipts from, and payments to, suppliers are reported on a gross basis in revenue and operating costs. If another party has control of goods or services prior to transfer to a customer, then the Group is acting as an agent for the other party and revenue in respect of the relevant obligations is recognised net of any related payments to the supplier and recognised revenue represents the margin earned by the Group. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details.

Customers typically pay in advance for prepay mobile services and monthly for other communication services. Customers typically pay for handsets and other equipment either up-front at the time of sale or over the term of the related service agreement.

When revenue recognised in respect of a customer contract exceeds amounts received or receivable from a customer at that time a contract asset is recognised; contract assets will typically be recognised for handsets or other equipment provided to customers where payment is recovered by the Group via future service fees. If amounts received or receivable from a customer exceed revenue recognised for a contract, for example if the Group receives an advance payment from a customer, a contract liability is recognised.

2. Revenue disaggregation and segmental analysis (continued)

When contract assets or liabilities are recognised, a financing component may exist in the contract; this is typically the case when a handset or other equipment is provided to a customer up-front but payment is received over the term of the related service agreement, in which case the customer is deemed to have received financing. If a significant financing component is provided to the customer, the transaction price is reduced and interest revenue is recognised over the customer’s payment period using an interest rate reflecting the relevant central bank rates and customer credit risk.

Contract-related costs

When costs directly relating to a specific contract are incurred prior to recognising revenue for a related obligation, and those costs enhance the ability of the Group to deliver an obligation and are expected to be recovered, then those costs are recognised on the consolidated statement of financial position as fulfilment costs and are recognised as expenses in line with the recognition of revenue when the related obligation is delivered.

The direct and incremental costs of acquiring a contract including, for example, certain commissions payable to staff or agents for acquiring customers on behalf of the Group, are recognised as contract acquisition cost assets in the consolidated statement of financial position when the related payment obligation is recorded. Costs are recognised as an expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the customer contract period as new commissions are payable on contract renewal. Certain amounts payable to agents are deducted from revenue recognised (see above).

Revenue disaggregation and segmental income statement analysis

Revenue reported for the year includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component.

The tables below present Revenue and Adjusted EBITDAaL for the year ended 31 March 2023 and for the comparative years ended 31 March 2022 and 31 March 2021. The comparative information for the year ended 31 March 2021 is presented under the previous segmental reporting structure.

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2023	€m	€m	€m	€m	€m	€m	€m
Germany	11,433	1,313	12,746	350	17	13,113	5,323
Italy	4,251	426	4,677	122	10	4,809	1,453
UK	5,358	1,375	6,733	58	33	6,824	1,350
Spain	3,514	307	3,821	60	26	3,907	947
Other Europe	5,005	602	5,607	117	20	5,744	1,632
Vodacom	4,849	1,034	5,883	403	28	6,314	2,159
Other Markets	3,300	530	3,830	4	–	3,834	1,145
Vantage Towers	–	–	–	1,338	–	1,338	795
Common Functions[2]	530	47	577	810	–	1,387	(139)
Eliminations	(271)	(1)	(272)	(1,292)	–	(1,564)	–
Group	37,969	5,633	43,602	1,970	134	45,706	14,665

2. Revenue disaggregation and segmental analysis (continued)

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2022	€m	€m	€m	€m	€m	€m	€m
Germany	11,616	1,126	12,742	365	21	13,128	5,669
Italy	4,379	525	4,904	108	10	5,022	1,699
UK	5,154	1,333	6,487	69	33	6,589	1,395
Spain	3,714	369	4,083	73	24	4,180	957
Other Europe	5,001	528	5,529	105	19	5,653	1,606
Vodacom	4,635	950	5,585	384	24	5,993	2,125
Other Markets	3,420	404	3,824	6	–	3,830	1,335
Vantage Towers	–	–	–	1,252	–	1,252	619
Common Functions[2]	522	53	575	838	1	1,414	(197)
Eliminations	(238)	(1)	(239)	(1,242)	–	(1,481)	–
Group	38,203	5,287	43,490	1,958	132	45,580	15,208

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2021	€m	€m	€m	€m	€m	€m	€m
Germany	11,520	1,055	12,575	380	29	12,984	5,634
Italy	4,458	446	4,904	97	13	5,014	1,597
UK	4,848	1,206	6,054	44	53	6,151	1,367
Spain	3,788	292	4,080	64	22	4,166	1,044
Other Europe	4,859	549	5,408	124	17	5,549	1,760
Vodacom	4,083	800	4,883	282	16	5,181	1,873
Other Markets	3,312	441	3,753	12	–	3,765	1,228
Common Functions[2]	470	36	506	862	–	1,368	(117)
Eliminations	(197)	(1)	(198)	(171)	–	(369)	–
Group	37,141	4,824	41,965	1,694	150	43,809	14,386

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).
2	Comprises central teams and business functions.

The total future revenue from the remaining term of Group’s contracts with customers for performance obligations not yet delivered to those customers at 31 March 2023 is €18,521 million (2022: €20,013 million; 2021: €21,038 million); of which €11,941 million (2022: €12,913 million; 2021: €14,110 million) is expected to be recognised within the next year and the majority of the remaining amount in the following 12 months.

Segmental analysis

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive. The Group has a single group of similar services and products, being the supply of communications services and related products.

Vantage Towers A.G. (‘Vantage Towers’) has been presented as a separate segment of the Group since 1 April 2021, following its IPO in March 2021; the segmental presentation for the year ended 31 March 2021 was not revised. Vantage Towers continued to be reported as a separate segment until the time of its disposal.

From 1 April 2023, the Group will revise its segments by moving Vodafone Egypt from the Other Markets segment to the Vodacom segment to reflect the effective date of changes made to the Group’s internal reporting structure, following the transfer of Vodafone Egypt to the Vodacom group in December 2022.

Revenue is attributed to a country based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

2. Revenue disaggregation and segmental analysis (continued)

With the exception of Vodacom, which is a legal entity encompassing South Africa and certain other smaller African markets, and Vantage Towers, which comprises companies providing mobile tower infrastructure in a number of European markets, segment information is primarily provided on the basis of geographic areas, being the basis on which the Group manages its worldwide interests.

The operating segments for Germany, Italy, UK, Spain and Vodacom are individually material for the Group and are each reporting segments for which certain financial information is provided. In addition, the Vantage Towers operating segment was a separately listed part of the Group until its disposal into a joint venture on 22 March 2023 (see note 27 ‘Acquisitions and disposals’) and is presented as a reporting segment as it is considered to provide useful information to users of the financial statements. The aggregation of smaller operating segments into the Other Europe and Other Markets reporting segments reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. In the case of the Other Europe region (comprising Albania, Czech Republic, Greece, Hungary(to the date of its disposal), Ireland, Portugal and Romania), this largely reflects membership or a close association with the European Union, while the Other Markets segment (comprising Egypt, Ghana (to the date of its disposal) and Turkey) largely includes developing economies with less stable economic or regulatory environments. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.

A reconciliation of adjusted EBITDAaL, the Group’s measure of segment profit, to the Group’s profit or loss before taxation for the financial year is shown below.

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Adjusted EBITDAaL	14,665	15,208	14,386
Restructuring costs	(587)	(346)	(356)
Interest on lease liabilities	436	398	374
Loss on disposal of owned assets	(36)	(28)	(30)
Depreciation and amortisation on owned assets	(9,649)	(9,858)	(10,187)
Share of results of equity accounted associates and joint ventures	433	389	374
Impairment loss[2]	(64)	–	–
Other income	9,098	50	568
Operating profit	14,296	5,813	5,129
Investment income	248	254	245
Finance costs	(1,728)	(1,964)	(1,027)
Profit before taxation	12,816	4,103	4,347

Notes:

1	The results for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. In the year ended 31 March 2022, the share of result of equity accounted associates and joint ventures has increased by €178 million, other income has decreased by €29 million and operating profit has increased by €149 million compared to amounts previously reported. In the year ended 31 March 2021, the share of result of equity accounted associates and joint ventures has increased by €32 million, operating profit has increased by €32 million and investment income has decreased by €85 million compared to amounts previously reported. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
2	The FY23 impairment loss relates to Indus Towers and is included in the Other Markets segment. See overleaf and Note 4 ‘Impairment losses’.

2. Revenue disaggregation and segmental analysis (continued)

Segmental assets

The tables below present the segmental assets for the year ended 31 March 2023 and for the comparative years ended 31 March 2022 and 31 March 2021. The comparative information for the year ended 31 March 2021 is presented under the previous segmental reporting structure.

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2023	€m	€m	€m	€m	€m	€m
Germany	43,878	2,701	2,145	2	4,154	–
Italy	10,235	833	916	5	1,970	–
UK	6,629	892	1,639	–	1,562	–
Spain	6,331	565	742	8	1,393	–
Other Europe	7,815	927	1,104	151	1,363	–
Vodacom	5,810	862	219	260	1,027	–
Other Markets	2,488	495	177	13	830	64
Vantage Towers	–	551	318	–	326	–
Common Functions	2,013	839	127	–	993	–
Group	85,199	8,665	7,387	439	13,618	64

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2022	€m	€m	€m	€m	€m	€m
Germany	43,190	2,670	795	–	3,981	–
Italy	10,519	840	670	255	1,929	–
UK	6,226	832	580	229	1,905	–
Spain	6,433	676	422	291	1,499	–
Other Europe	8,548	1,009	502	126	1,511	–
Vodacom	6,383	853	187	–	920	–
Other Markets	2,467	530	229	–	598	–
Vantage Towers	8,179	366	320	–	523	–
Common Functions	2,103	844	123	–	979	–
Group	94,048	8,620	3,828	901	13,845	–

					Depreciation
	Non-current	Capital	Right-of-use	Other additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2021	€m	€m	€m	€m	€m	€m
Germany	47,563	2,772	1,133	1	4,836	–
Italy	10,707	805	758	17	2,025	–
UK	7,968	822	1,138	–	2,202	–
Spain	7,213	772	700	9	1,579	–
Other Europe	10,369	968	1,016	431	1,727	–
Vodacom	5,839	703	174	–	872	–
Other Markets	2,988	512	247	439	666	–
Common Functions	2,145	829	140	–	194	–
Group	94,792	8,183	5,306	897	14,101	–

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment (excluding right-of-use assets), computer software and development costs, reported within Intangible assets.
3	Includes additions to licences and spectrum and customer base acquisitions.